Financial income and expenses (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Income [Abstract]
Interest income on financial investments		€ 199	€ 69	€ 21
Interest income on financing components of other contracts		21	13	28
Net interest income on defined benefit plans		187	92	26
Other finance income		18	4	(6)
Total	[1]	425	178	69
Financial expenses
Interest expense on interest-bearing liabilities		(201)	(103)	(113)
Negative interest on financial investments		(3)	(27)	(29)
Interest expense on financing components of other contracts		(126)	(66)	(40)
Interest expense on lease liabilities		(28)	(26)	(24)
Net fair value (losses)/gains on hedged items under fair value hedge accounting		(93)	262	25
Net fair value gains/(losses) on hedging instruments under fair value hedge accounting		89	(265)	(25)
Net foreign exchange (losses)/gains		(187)	20	(60)
Other financial expenses		(26)	(81)	(44)
Total	[1]	(575)	(286)	(310)
Interest expenses related to sale of receivables		106	46	12
Emerging markets customer
Financial expenses
Allowance for expected credit losses		9	61	32
Nokia Shanghai Bell Co., Ltd
Financial Income [Abstract]
Expense (income) due to change in fair value of financial liability		€ 2	€ (11)	€ 33

[1]
(1)In 2023, Nokia changed the presentation of net interest income on defined benefit plans within financial income and expenses. The comparative amounts for 2022 and 2021 have been recast accordingly. Refer to Note 2.4. Financial income and expenses for more information.